BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Basis Of Presentation
BASIS OF PRESENTATION

These Annual Financial Statements have been prepared in accordance with International Financial Reporting Standards, (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The preparation of financial statements in compliance with IFRS requires the use of certain critical accounting estimates. It also requires the Company’s management to exercise judgment in applying the Company’s accounting policies. The areas where significant judgments and estimates have been made in preparing these Annual Financial Statements and their effect are disclosed in Note 5.

These Annual Financial Statements have been prepared on a historical cost basis, except for financial instruments classified as fair value through profit or loss (“FVTPL”), which are stated at their fair values. These Annual Financial Statements have been prepared using the accrual basis of accounting except for cash flow information. These Annual Financial Statements are presented in Canadian Dollars, except where otherwise noted.

The accounting policies set out in Note 6 have been applied consistently by the Company and its subsidiaries to all periods presented.

The Annual Consolidated Financial Statements were reviewed by the Audit Committee and approved and authorized for issue by the Board of Directors on March 8, 2021.